Revenue - Narratives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) T $ / lb	Dec. 31, 2023 USD ($) T $ / lb	Dec. 31, 2022 USD ($) T $ / lb
Revenue
Total	$ 340,736	$ 158,999
Revenue from sale of commodities	$ 2,463	$ 1,212	$ 0
Average provisional price per tonne | $ / lb	9,140.24	8,196.16	0
Copper
Revenue
Total	$ 328,802	$ 153,530
Copper metal tonnes payable | T	9,949.32	10,379.66	0
Sliver
Revenue
Total	$ 11,934	$ 5,469